Note 5 - Trade Receivables (Detail) - Trade Receivables (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Trade receivables	$ 21,602	$ 17,590
Less: Allowance for doubtful accounts	(1,111)	(732)
	$ 20,491	$ 16,858